Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income / (loss)	$ 28,855	$ (4,412)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation and amortization	68,819	71,468
Share-based compensation expense	2,026	3,693
Loss / (Gain) on disposal of assets	1,389	(93)
Non-cash interest (income) expense	(2,088)	1,111
Deferred tax expense	1,196	1,591
Allowance for (reversal of) doubtful receivables	4,323	506
Charges on obsolete service inventories	1,648	69
Other operating activities, net	(59)	(367)
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	10,694	167
(Increase) decrease in unbilled revenue	(49,019)	(14,956)
(Increase) decrease in retention withholdings	17,906	5,522
(Increase) decrease in inventories	621	(3,737)
(Increase) decrease in prepaid expenses	(7,631)	(11,821)
(Increase) decrease in other current assets	10,172	(4,987)
Change in other long-term assets and liabilities	(2,858)	(228)
Increase (decrease) in accounts payable and accrued expenses	43,218	23,291
Increase (decrease) in other current liabilities	(16,931)	5,598
Net cash provided by operating activities	112,281	72,415
Cash flows from investing activities:
Capital expenditures	(52,698)	(38,009)
IPM investments (Note 2)		(15,304)
Proceeds from disposal of assets	156	273
Other investing activities	(4,165)	(1,000)
Net cash used in investing activities	(56,707)	(54,040)
Cash flows from financing activities:
Proceeds from long-term debt	4,063
Repayments of long-term debt	(35,872)	(26,675)
Proceeds from short-term borrowings	24,276	60,899
Repayments of short-term borrowings	(38,513)	(70,416)
Payments on capital leases	(507)	(1,201)
Payments on seller-provided financing for capital expenditures	(1,682)	(4,521)
Other financing activities, net	(163)	(197)
Net cash used in financing activities	(48,398)	(42,111)
Effect of exchange rate changes on cash
Net increase (decrease) in cash	7,176	(23,736)
Cash and cash equivalents, beginning of period	67,821	78,853
Cash and cash equivalents, end of period	$ 74,997	$ 55,117